Available-for-Sale Securities - Schedule of Classification of Available-for-Sale Securities (Details) - USD ($)	Mar. 31, 2022	Dec. 31, 2020
Marketable Securities [Line Items]
Cash and cash equivalents		$ 173,984,000
Tyme Technologies, Inc. and Subsidiaries [Member]
Marketable Securities [Line Items]
Cash and cash equivalents	$ 3,409,178
Marketable securities	69,692,632
Total	$ 73,101,810